Property, Plant and Equipment	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

NOTE 6 — PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consisted of the following (in millions):

		December 31,
	Depreciable Life	2014	2013
Land and improvements	5-10 years
	(for improvements)	$5.1	$5.8
Buildings and improvements	5-40 years	52.8	53.0
Equipment	3-15 years	218.5	189.9

Total gross property, plant and equipment		276.4	248.7
Less: accumulated depreciation		(107.6)	(79.9)

Total property, plant and equipment, net		$168.8	$168.8

Included in equipment shown above are cumulative additions related to capital lease obligations of $0.6 million at both December 31, 2014 and 2013. The related accumulated amortization was $0.4 million and $0.3 million at December 31, 2014 and 2013, respectively.

Depreciation expense recognized during the years ended December 31, 2014, 2013 and 2012 was $31.7 million, $28.4 million and $27.9 million, respectively.

Holdings’ asset retirement obligations (“ARO”) are recorded as liabilities with the associated asset retirement costs capitalized as part of the carrying amount of the related buildings. The asset retirement costs are amortized over the useful lives of the buildings or terms of building leases. Changes in the ARO resulting from the passage of time are recognized as an increase in the carrying amount of the liability and as accretion expense. The liabilities for AROs were $1.2 million at both December 31, 2014 and 2013.